CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Cash and Cash Deposits:
Cash and cash equivalents	¥ 805,087		¥ 1,070,520
Time deposits	577,921		653,462
Deposits with stock exchanges and other segregated cash	269,744		229,695
Total cash and cash deposits	1,652,752		1,953,677
Loans and receivables:
Loans receivable (including \458,352 million and \524,049 million measured at fair value by applying the fair value option in 2012 and 2013, respectively)	1,575,494		1,293,372
Receivables from customers	63,792		58,310
Receivables from other than customers	992,847		864,629
Allowance for doubtful accounts	(2,258)		(4,888)
Total loans and receivables	2,629,875		2,211,423
Collateralized agreements:
Securities purchased under agreements to resell (including \752,407 million and \997,788 million measured at fair value by applying the fair value option in 2012 and 2013, respectively)	8,295,372		7,662,748
Securities borrowed	5,819,885		6,079,898
Total collateralized agreements	14,115,257		13,742,646
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of \4,732,118 million and \7,707,813 million in 2012 and 2013, respectively; including \16,548 million and \19,970 million measured at fair value by applying the fair value option in 2012 and 2013, respectively)	17,037,191		13,921,639
Private equity investments (including \53,635 million and \44,134 million measured at fair value by applying the fair value option in 2012 and 2013, respectively)	87,158		201,955
Total trading assets and private equity investments	17,124,349		14,123,594
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \355,804 million and \355,831 million in 2012 and 2013, respectively)	428,241		1,045,950
Non-trading debt securities	920,611		862,758
Investments in equity securities	123,490		88,187
Investments in and advances to affiliated companies	345,705		193,954
Other (including \1,627 million and \1,632 million measured at fair value by applying the fair value option in 2012 and 2013, respectively)	602,159		1,475,123
Total other assets	2,420,206		3,665,972
Total assets	37,942,439		35,697,312
LIABILITIES AND EQUITY
Short-term borrowings (including \153,497 million and \77,036 million measured at fair value by applying the fair value option in 2012 and 2013, respectively)	738,445		1,185,613
Payables and deposits:
Payables to customers	476,705		764,857
Payables to other than customers	864,962		767,860
Deposits received at banks	1,072,134		904,653
Total payables and deposits	2,413,801		2,437,370
Collateralized financing:
Securities sold under agreements to repurchase (including \307,083 million and \264,767 million measured at fair value by applying the fair value option in 2012 and 2013, respectively)	12,444,317		9,928,293
Securities loaned	2,158,559		1,700,029
Other secured borrowings	806,507		890,952
Total collateralized financing	15,409,383		12,519,274
Trading liabilities	8,491,296		7,495,177
Other liabilities (including \4,246 million and \2,360 million measured at fair value by applying the fair value option in 2012 and 2013, respectively)	978,163		1,165,901
Long-term borrowings (including \1,925,421 million and \1,664,536 million measured at fair value by applying the fair value option in 2012 and 2013, respectively)	7,592,368		8,504,840
Total liabilities	35,623,456		33,308,175
Commitments and contingencies (Note 22)
Common stock
No par value shares; Authorized-6,000,000,000 shares in 2012 and 2013 Issued-3,822,562,601 shares in 2012 and 2013 Outstanding-3,663,483,895 shares in 2012 and 3,710,960,252 shares in 2013	594,493		594,493
Additional paid-in capital	691,264		698,771
Retained earnings	1,136,523		1,058,945
Accumulated other comprehensive income (loss)	(57,395)		(145,149)
Total NHI shareholder's equity before treasury stock	2,364,885		2,207,060
Common stock held in treasury, at cost-159,078,706 shares in 2012 and 111,602,349 shares in 2013	(70,514)		(99,819)
Total NHI shareholders' equity	2,294,371		2,107,241
Noncontrolling interests	24,612		281,896
Total equity	2,318,983		2,389,137
Total liabilities and equity	37,942,439		35,697,312
Variable Interest Entity, primary beneficiary [Member]
Cash and Cash Deposits:
Cash and cash equivalents	13,000		52,000
Total cash and cash deposits	13,000		52,000
Collateralized agreements:
Securities purchased under agreements to resell (including \752,407 million and \997,788 million measured at fair value by applying the fair value option in 2012 and 2013, respectively)	12,000		7,000
Trading assets and private equity investments:
Private equity investments (including \53,635 million and \44,134 million measured at fair value by applying the fair value option in 2012 and 2013, respectively)	1,000		1,000
Total trading assets and private equity investments	695,000		999,000
Other assets:
Other (including \1,627 million and \1,632 million measured at fair value by applying the fair value option in 2012 and 2013, respectively)	64,000	[1]	408,000	[1],[2]
Total other assets	93,000		555,000
Total assets	801,000		1,606,000
LIABILITIES AND EQUITY
Short-term borrowings (including \153,497 million and \77,036 million measured at fair value by applying the fair value option in 2012 and 2013, respectively)
Collateralized financing:
Securities sold under agreements to repurchase (including \307,083 million and \264,767 million measured at fair value by applying the fair value option in 2012 and 2013, respectively)	4,000		0
Trading liabilities	21,000		42,000
Other liabilities (including \4,246 million and \2,360 million measured at fair value by applying the fair value option in 2012 and 2013, respectively)	11,000		35,000
Long-term borrowings (including \1,925,421 million and \1,664,536 million measured at fair value by applying the fair value option in 2012 and 2013, respectively)	458,000		992,000
Total liabilities	¥ 490,000		¥ 1,069,000

[1]	Includes aircraft purchase deposits of \17 billion and \16 billion as of March 31, 2012 and 2013, respectively. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. See Note 22 "Commitments, contingencies and guarantees" for further information.
[2]	Includes real estate and real estate for sale held by SPEs related to a consolidated subsidiary. That subsidiary was de-consolidated during the year ended March 31, 2013.